EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY INVESTMENTS
Schedule of equity method investments

	December 31, 2021	December 31, 2020
Balance, at the beginning of the period	$503,509	$427,399
Investment	81,609	109,700
Share of loss	(31,670)	(33,590)
Disposal	(553,448)	–
Carrying amount	$–	$503,509

	December 31, 2021	December 31, 2020
Current assets	$–	$15,242
Non-current assets	–	–
Current liabilities	–	–
Revenue	–	–
Loss	–	(83,977)